AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 73.3%
Information Technology – 17.0%
Communications Equipment – 0.5%
Arista Networks, Inc.(a)	2,255	$653,905
Cisco Systems, Inc.	36,368	1,815,127
F5, Inc.(a)	526	99,724
Juniper Networks, Inc.	2,881	106,770
Motorola Solutions, Inc.	1,485	527,145
Nokia Oyj	58,028	205,889
Telefonaktiebolaget LM Ericsson - Class B	31,864	171,370

		3,579,930

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	5,358	618,045
Azbil Corp.	1,343	37,155
CDW Corp./DE	1,199	306,680
Corning, Inc.	6,872	226,501
Halma PLC	4,130	123,323
Hamamatsu Photonics KK	1,510	53,237
Hexagon AB - Class B	22,591	267,047
Hirose Electric Co., Ltd.	272	27,951
Ibiden Co., Ltd.	1,205	53,968
Jabil, Inc.	1,142	152,971
Keyence Corp.	2,098	974,019
Keysight Technologies, Inc.(a)	1,563	244,422
Kyocera Corp.	13,940	186,951
Murata Manufacturing Co., Ltd.	18,772	351,082
Omron Corp.	1,911	68,427
Shimadzu Corp.	2,567	71,502
TDK Corp.	4,191	205,812
TE Connectivity Ltd.	2,764	401,443
Teledyne Technologies, Inc.(a)	422	181,173
Trimble, Inc.(a)	2,226	143,265
Yaskawa Electric Corp.	2,574	109,587
Yokogawa Electric Corp.	2,500	57,573
Zebra Technologies Corp. - Class A(a)	460	138,662

		5,000,796

IT Services – 0.8%
Accenture PLC - Class A	5,612	1,945,175
Akamai Technologies, Inc.(a)	1,350	146,826
Bechtle AG	891	47,093
Capgemini SE	1,690	388,887
Cognizant Technology Solutions Corp. - Class A	4,457	326,654
EPAM Systems, Inc.(a)	516	142,499
Fujitsu Ltd.	19,020	304,396
Gartner, Inc.(a)	698	332,716
International Business Machines Corp.	8,189	1,563,771
NEC Corp.	2,711	197,917
Nomura Research Institute Ltd.	4,239	119,746
NTT Data Group Corp.	6,909	109,839
Obic Co., Ltd.	765	115,554
Otsuka Corp.	2,568	54,489
SCSK Corp.	1,674	31,116
TIS, Inc.	2,430	52,138
VeriSign, Inc.(a)	789	149,523
Wix.com Ltd.(a)	591	81,251

		6,109,590

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 6.2%
Advanced Micro Devices, Inc.(a)	14,461	$2,610,066
Advantest Corp.	8,368	371,730
Analog Devices, Inc.	4,438	877,792
Applied Materials, Inc.	7,447	1,535,795
ASM International NV	511	312,937
ASML Holding NV	4,389	4,254,964
BE Semiconductor Industries NV	839	128,517
Broadcom, Inc.	3,938	5,219,465
Disco Corp.	1,001	365,899
Enphase Energy, Inc.(a)	1,215	146,991
First Solar, Inc.(a)	956	161,373
Infineon Technologies AG	14,211	483,253
Intel Corp.	37,841	1,671,437
KLA Corp.	1,210	845,270
Lam Research Corp.	1,173	1,139,652
Lasertec Corp.	830	236,575
Microchip Technology, Inc.	4,836	433,838
Micron Technology, Inc.	9,880	1,164,753
Monolithic Power Systems, Inc.	430	291,291
NVIDIA Corp.	22,107	19,975,001
NXP Semiconductors NV	2,307	571,605
ON Semiconductor Corp.(a)	3,825	281,329
Qorvo, Inc.(a)	864	99,213
QUALCOMM, Inc.	9,988	1,690,968
Renesas Electronics Corp.	15,936	283,990
Rohm Co., Ltd.	3,537	56,729
SCREEN Holdings Co., Ltd.	900	116,689
Skyworks Solutions, Inc.	1,434	155,331
STMicroelectronics NV	7,437	320,076
SUMCO Corp.	3,802	60,112
Teradyne, Inc.	1,368	154,351
Texas Instruments, Inc.	8,138	1,417,721
Tokyo Electron Ltd.	5,085	1,324,383

		48,759,096

Software – 5.8%
Adobe, Inc.(a)	4,045	2,041,107
ANSYS, Inc.(a)	778	270,090
Autodesk, Inc.(a)	1,915	498,704
Cadence Design Systems, Inc.(a)	2,435	757,967
Check Point Software Technologies Ltd.(a)	1,018	166,962
CyberArk Software Ltd.(a)	454	120,596
Dassault Systemes SE	7,271	321,866
Fair Isaac Corp.(a)	222	277,413
Fortinet, Inc.(a)	5,704	389,640
Gen Digital, Inc.	5,016	112,358
Intuit, Inc.	2,505	1,628,250
Microsoft Corp.	66,503	27,979,142
Monday.com Ltd.(a)	315	71,149
Nemetschek SE	628	62,161
Nice Ltd.(a)	689	179,306
Oracle Corp.	14,270	1,792,455

Company	Shares	U.S. $ Value

Oracle Corp. Japan	456	$34,292
Palo Alto Networks, Inc.(a)	2,822	801,815
PTC, Inc.(a)	1,070	202,166
Roper Technologies, Inc.	956	536,163
Sage Group PLC (The)	11,098	177,369
Salesforce, Inc.	8,664	2,609,424
SAP SE	11,369	2,213,759
ServiceNow, Inc.(a)	1,835	1,399,004
Synopsys, Inc.(a)	1,365	780,097
Temenos AG (REG)	695	49,714
Trend Micro, Inc./Japan	1,437	72,981
Tyler Technologies, Inc.(a)	377	160,229
WiseTech Global Ltd.(b)	1,813	110,888
Xero Ltd.(a)	1,567	136,062

		45,953,129

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	129,913	22,277,481
Brother Industries Ltd.	2,477	45,939
Canon, Inc.(b)	10,909	325,034
FUJIFILM Holdings Corp.	12,099	271,678
Hewlett Packard Enterprise Co.	11,635	206,289
HP, Inc.	7,804	235,837
Logitech International SA (REG)	1,789	160,311
NetApp, Inc.	1,844	193,565
Ricoh Co., Ltd.	5,999	53,300
Seagate Technology Holdings PLC	1,744	162,279
Seiko Epson Corp.(b)	3,139	54,909
Super Micro Computer, Inc.(a)	436	440,373
Western Digital Corp.(a)	2,902	198,033

		24,625,028

		134,027,569

Financials – 11.1%
Banks – 4.0%
ABN AMRO Bank NV	5,179	88,624
AIB Group PLC	17,094	86,777
ANZ Group Holdings Ltd.	32,729	627,287
Banco Bilbao Vizcaya Argentaria SA	63,530	756,546
Banco BPM SpA	13,187	87,737
Banco Santander SA	176,116	860,226
Bank Hapoalim BM	13,821	129,523
Bank Leumi Le-Israel BM	16,567	137,713
Bank of America Corp.	61,620	2,336,630
Bank of Ireland Group PLC	11,495	117,307
Banque Cantonale Vaudoise (REG)	328	38,158
Barclays PLC	164,902	382,184
BNP Paribas SA	11,238	800,088
BOC Hong Kong Holdings Ltd.	40,083	107,474
CaixaBank SA(b)	40,818	198,072
Chiba Bank Ltd. (The)	5,740	47,764
Citigroup, Inc.	17,033	1,077,167
Citizens Financial Group, Inc.	4,173	151,438
Comerica, Inc.	1,180	64,888
Commerzbank AG	11,469	157,632
Commonwealth Bank of Australia	18,232	1,430,107

Company	Shares	U.S. $ Value

Concordia Financial Group Ltd.	11,568	$58,143
Credit Agricole SA	11,626	173,436
Danske Bank A/S	7,505	225,273
DBS Group Holdings Ltd.	19,478	519,825
DNB Bank ASA	10,071	200,187
Erste Group Bank AG	3,741	166,728
Fifth Third Bancorp	6,096	226,832
FinecoBank Banca Fineco SpA	6,643	99,491
Hang Seng Bank Ltd.	8,309	91,081
HSBC Holdings PLC	208,574	1,630,386
Huntington Bancshares, Inc./OH	12,963	180,834
ING Groep NV	36,165	595,394
Intesa Sanpaolo SpA	159,167	577,861
Israel Discount Bank Ltd. - Class A	13,458	69,599
Japan Post Bank Co., Ltd.	15,701	168,712
JPMorgan Chase & Co.	25,875	5,182,763
KBC Group NV	2,725	204,299
KeyCorp	8,382	132,519
Lloyds Banking Group PLC	691,710	452,375
M&T Bank Corp.	1,487	216,269
Mediobanca Banca di Credito Finanziario SpA	5,548	82,673
Mitsubishi UFJ Financial Group, Inc.	120,813	1,229,163
Mizrahi Tefahot Bank Ltd.	1,685	63,170
Mizuho Financial Group, Inc.	26,212	518,350
National Australia Bank Ltd.	33,946	768,608
NatWest Group PLC	62,079	207,924
Nordea Bank Abp (Helsinki)	34,554	390,622
Oversea-Chinese Banking Corp., Ltd.	37,043	370,129
PNC Financial Services Group, Inc. (The)	3,562	575,619
Regions Financial Corp.	8,270	174,001
Resona Holdings, Inc.	23,172	142,843
Shizuoka Financial Group, Inc.	5,097	48,501
Skandinaviska Enskilda Banken AB - Class A	17,267	233,925
Societe Generale SA	7,864	210,700
Standard Chartered PLC	24,650	208,976
Sumitomo Mitsui Financial Group, Inc.	13,800	806,923
Sumitomo Mitsui Trust Holdings, Inc.	7,118	153,369
Svenska Handelsbanken AB - Class A	15,872	160,466
Swedbank AB - Class A(b)	9,238	183,353
Truist Financial Corp.	11,937	465,304
UniCredit SpA	16,772	636,989
United Overseas Bank Ltd.	13,675	297,295
US Bancorp	13,935	622,895
Wells Fargo & Co.	32,210	1,866,892
Westpac Banking Corp.	38,105	648,096

		31,922,135

Capital Markets – 2.1%
3i Group PLC	10,591	375,529
abrdn PLC	20,025	35,672
Ameriprise Financial, Inc.	897	393,281
Amundi SA	668	45,883
ASX Ltd.(b)	2,073	89,684
Bank of New York Mellon Corp. (The)	6,796	391,586
BlackRock, Inc.	1,252	1,043,792
Blackstone, Inc.	6,438	845,760
Cboe Global Markets, Inc.	945	173,625
Charles Schwab Corp. (The)	13,320	963,569
CME Group, Inc.	3,222	693,664
Daiwa Securities Group, Inc.	14,482	110,184

Company	Shares	U.S. $ Value

Deutsche Bank AG (REG)	21,090	$332,173
Deutsche Boerse AG	2,068	423,505
EQT AB(b)	4,062	128,601
Euronext NV	932	88,698
FactSet Research Systems, Inc.	341	154,947
Franklin Resources, Inc.	2,686	75,503
Futu Holdings Ltd. (ADR)(a)	556	30,107
Goldman Sachs Group, Inc. (The)	2,919	1,219,237
Hargreaves Lansdown PLC	3,870	35,918
Hong Kong Exchanges & Clearing Ltd.	13,130	382,585
Intercontinental Exchange, Inc.	5,125	704,329
Invesco Ltd.	4,023	66,742
Japan Exchange Group, Inc.	5,414	146,641
Julius Baer Group Ltd.	2,241	129,974
London Stock Exchange Group PLC	4,532	542,272
Macquarie Group Ltd.	3,981	517,839
MarketAxess Holdings, Inc.	339	74,326
Moody’s Corp.	1,409	553,779
Morgan Stanley	11,212	1,055,722
MSCI, Inc.	708	396,799
Nasdaq, Inc.	3,047	192,266
Nomura Holdings, Inc.	32,677	209,150
Northern Trust Corp.	1,836	163,257
Partners Group Holding AG	247	352,836
Raymond James Financial, Inc.	1,684	216,259
S&P Global, Inc.	2,876	1,223,594
SBI Holdings, Inc.	2,696	70,716
Schroders PLC	8,769	41,660
Singapore Exchange Ltd.	8,880	60,600
St. James’s Place PLC	5,968	35,012
State Street Corp.	2,702	208,919
T. Rowe Price Group, Inc.	2,004	244,328
UBS Group AG (REG)	35,795	1,102,161

		16,342,684

Consumer Finance – 0.3%
American Express Co.	5,118	1,165,317
Capital One Financial Corp.	3,405	506,971
Discover Financial Services	2,238	293,379
Synchrony Financial	3,641	157,000

		2,122,667

Financial Services – 2.4%
Adyen NV(a) (b)	236	398,636
Berkshire Hathaway, Inc. - Class B(a)	16,284	6,847,748
Corpay, Inc.(a)	646	199,317
Edenred SE	2,715	144,967
Eurazeo SE	455	39,869
EXOR NV	1,018	113,290
Fidelity National Information Services, Inc.	5,303	393,377
Fiserv, Inc.(a)	5,372	858,553
Global Payments, Inc.	2,330	311,428
Groupe Bruxelles Lambert NV	958	72,423
Industrivarden AB - Class A	1,386	47,664
Industrivarden AB - Class C	1,637	56,291
Investor AB - Class B	18,835	472,651
Jack Henry & Associates, Inc.	652	113,272
L E Lundbergforetagen AB - Class B	827	44,764

Company	Shares	U.S. $ Value

M&G PLC	24,480	$68,136
Mastercard, Inc. - Class A	7,384	3,555,913
Mitsubishi HC Capital, Inc.	8,814	61,474
Nexi SpA(a)	6,425	40,708
ORIX Corp.	12,754	278,952
PayPal Holdings, Inc.(a)	9,592	642,568
Sofina SA(b)	168	37,674
Visa, Inc. - Class A	14,155	3,950,377
Wise PLC - Class A(a)	6,689	78,190
Worldline SA/France(a)	2,617	32,376

		18,860,618

Insurance – 2.3%
Admiral Group PLC	2,833	101,528
Aegon Ltd.(b)	15,795	96,362
Aflac, Inc.	4,711	404,486
Ageas SA/NV	1,738	80,514
AIA Group Ltd.	123,705	832,111
Allianz SE (REG)	4,263	1,277,694
Allstate Corp. (The)	2,349	406,400
American International Group, Inc.	6,283	491,142
Aon PLC - Class A	1,792	598,026
Arch Capital Group Ltd.(a)	3,321	306,993
Arthur J Gallagher & Co.	1,940	485,078
ASR Nederland NV(b)	1,724	84,493
Assicurazioni Generali SpA	11,028	279,156
Assurant, Inc.	465	87,532
Aviva PLC	29,810	187,049
AXA SA	19,763	742,215
Baloise Holding AG (REG)	498	78,089
Brown & Brown, Inc.	2,114	185,060
Chubb Ltd.	3,627	939,864
Cincinnati Financial Corp.	1,396	173,341
Dai-ichi Life Holdings, Inc.	10,256	261,574
Everest Group Ltd.	387	153,832
Gjensidige Forsikring ASA	2,176	31,583
Globe Life, Inc.	767	89,256
Hannover Rueck SE	656	179,630
Hartford Financial Services Group, Inc. (The)	2,672	275,350
Helvetia Holding AG (REG)(b)	404	55,700
Insurance Australia Group Ltd.	26,126	108,980
Japan Post Holdings Co., Ltd.	22,589	227,587
Japan Post Insurance Co., Ltd.	2,113	40,390
Legal & General Group PLC	65,066	209,036
Loews Corp.	1,631	127,691
Marsh & McLennan Cos., Inc.	4,403	906,930
Medibank Pvt Ltd.	29,961	73,408
MetLife, Inc.	5,494	407,160
MS&AD Insurance Group Holdings, Inc.	14,136	249,607
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,485	724,889
NN Group NV	2,945	135,956
Phoenix Group Holdings PLC	8,172	57,061
Poste Italiane SpA(b)	4,973	62,283
Principal Financial Group, Inc.	1,963	169,427
Progressive Corp. (The)	5,238	1,083,323
Prudential Financial, Inc.	3,231	379,319
Prudential PLC	29,920	280,607

Company	Shares	U.S. $ Value

QBE Insurance Group Ltd.	16,256	$192,157
Sampo Oyj - Class A	4,912	209,527
Sompo Holdings, Inc.	9,798	205,367
Suncorp Group Ltd.	13,819	147,503
Swiss Life Holding AG (REG)	321	225,147
Swiss Re AG	3,282	422,180
T&D Holdings, Inc.	5,343	92,884
Talanx AG	702	55,610
Tokio Marine Holdings, Inc.	19,584	613,885
Travelers Cos., Inc. (The)	2,042	469,946
Tryg A/S	3,799	78,314
Willis Towers Watson PLC	918	252,450
WR Berkley Corp.	1,814	160,430
Zurich Insurance Group AG	1,593	860,562

		18,113,674

		87,361,778

Health Care – 9.1%
Biotechnology – 1.2%
AbbVie, Inc.	15,802	2,877,544
Amgen, Inc.	4,788	1,361,324
Argenx SE(a)	644	253,912
Biogen, Inc.(a)	1,297	279,672
CSL Ltd.	5,257	986,357
Genmab A/S(a)	719	215,577
Gilead Sciences, Inc.	11,152	816,884
Grifols SA(a) (b)	3,245	29,189
Incyte Corp.(a)	1,665	94,855
Moderna, Inc.(a)	2,969	316,377
Regeneron Pharmaceuticals, Inc.(a)	946	910,515
Swedish Orphan Biovitrum AB(a)	2,120	52,921
Vertex Pharmaceuticals, Inc.(a)	2,306	963,931

		9,159,058

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	15,538	1,766,049
Alcon, Inc.	5,438	449,785
Align Technology, Inc.(a)	637	208,885
Asahi Intecc Co., Ltd.(b)	2,389	41,855
Baxter International, Inc.	4,545	194,253
Becton Dickinson & Co.	2,586	639,906
BioMerieux	451	49,742
Boston Scientific Corp.(a)	13,112	898,041
Carl Zeiss Meditec AG	438	54,674
Cochlear Ltd.(b)	713	156,811
Coloplast A/S - Class B	1,372	185,243
Cooper Cos., Inc. (The)	1,779	180,497
Demant A/S(a)	1,096	54,475
DENTSPLY SIRONA, Inc.	1,896	62,928
Dexcom, Inc.(a)	3,450	478,515
DiaSorin SpA	243	23,451
Edwards Lifesciences Corp.(a)	5,428	518,700
EssilorLuxottica SA	3,210	726,139
Fisher & Paykel Healthcare Corp., Ltd.	6,353	97,357
GE Healthcare, Inc.	3,627	329,730

Company	Shares	U.S. $ Value

Getinge AB - Class B	2,488	$50,041
Hologic, Inc.(a)	2,101	163,794
Hoya Corp.	3,850	481,523
IDEXX Laboratories, Inc.(a)	743	401,168
Insulet Corp.(a)	625	107,125
Intuitive Surgical, Inc.(a)	3,153	1,258,331
Koninklijke Philips NV	8,449	169,098
Medtronic PLC	11,900	1,037,085
Olympus Corp.	13,068	188,157
ResMed, Inc.	1,316	260,607
Siemens Healthineers AG(a)	3,069	187,692
Smith & Nephew PLC	9,511	119,068
Sonova Holding AG (REG)	552	159,855
STERIS PLC	884	198,741
Straumann Holding AG (REG)	1,215	193,862
Stryker Corp.	3,026	1,082,915
Sysmex Corp.	5,607	100,056
Teleflex, Inc.	421	95,218
Terumo Corp.	14,742	269,759
Zimmer Biomet Holdings, Inc.	1,870	246,803

		13,887,934

Health Care Providers & Services – 1.4%
Amplifon SpA	1,355	49,393
Cardinal Health, Inc.	2,177	243,606
Cencora, Inc.	1,482	360,111
Centene Corp.(a)	4,784	375,448
Cigna Group (The)	2,618	950,831
CVS Health Corp.	11,263	898,337
DaVita, Inc.(a)	482	66,540
EBOS Group Ltd.	1,669	34,134
Elevance Health, Inc.	2,103	1,090,490
Fresenius Medical Care AG	2,235	85,879
Fresenius SE & Co. KGaA	4,596	123,939
HCA Healthcare, Inc.	1,773	591,349
Henry Schein, Inc.(a)	1,163	87,830
Humana, Inc.	1,094	379,312
Laboratory Corp. of America Holdings	760	166,030
McKesson Corp.	1,176	631,336
Molina Healthcare, Inc.(a)	519	213,221
Quest Diagnostics, Inc.	993	132,178
Ramsay Health Care Ltd.(b)	1,997	73,518
Sonic Healthcare Ltd.	4,857	93,074
UnitedHealth Group, Inc.	8,278	4,095,126
Universal Health Services, Inc. - Class B	546	99,623

		10,841,305

Health Care Technology – 0.0%
M3, Inc.	4,807	69,179

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	2,623	381,673
Bachem Holding AG (REG)	367	35,145
Bio-Rad Laboratories, Inc. - Class A(a)	187	64,678
Bio-Techne Corp.	1,407	99,039
Charles River Laboratories International, Inc.(a)	459	124,366
Danaher Corp.	5,886	1,469,852

Company	Shares	U.S. $ Value

Eurofins Scientific SE	1,470	$93,639
Illumina, Inc.(a)	1,421	195,132
IQVIA Holdings, Inc.(a)	1,633	412,969
Lonza Group AG (REG)	810	484,055
Mettler-Toledo International, Inc.(a)	192	255,608
QIAGEN NV(a)	2,406	102,826
Revvity, Inc.	1,105	116,025
Sartorius AG (Preference Shares)(a)	285	113,176
Sartorius Stedim Biotech(a)	318	90,702
Thermo Fisher Scientific, Inc.	3,458	2,009,824
Waters Corp.(a)	529	182,098
West Pharmaceutical Services, Inc.	662	261,960

		6,492,767

Pharmaceuticals – 4.0%
Astellas Pharma, Inc.	19,722	211,868
AstraZeneca PLC	16,877	2,267,320
Bayer AG (REG)	10,690	327,377
Bristol-Myers Squibb Co.	18,211	987,583
Catalent, Inc.(a)	1,618	91,336
Chugai Pharmaceutical Co., Ltd.	7,302	279,049
Daiichi Sankyo Co., Ltd.	20,142	640,896
Eisai Co., Ltd.	2,714	111,786
Eli Lilly & Co.	7,137	5,552,300
GSK PLC	44,778	961,401
Hikma Pharmaceuticals PLC	1,804	43,640
Ipsen SA	410	48,788
Johnson & Johnson	21,545	3,408,204
Kyowa Kirin Co., Ltd.	2,920	52,534
Merck & Co., Inc.	22,680	2,992,626
Merck KGaA	1,406	247,927
Novartis AG (REG)	22,316	2,161,492
Novo Nordisk A/S - Class B	35,535	4,558,194
Ono Pharmaceutical Co., Ltd.	3,903	63,950
Orion Oyj - Class B	1,173	43,726
Otsuka Holdings Co., Ltd.	4,511	187,379
Pfizer, Inc.	50,536	1,402,374
Recordati Industria Chimica e Farmaceutica SpA	1,138	62,838
Roche Holding AG (BR)	348	93,843
Roche Holding AG (Genusschein)	7,649	1,952,934
Sandoz Group AG(a)	4,454	134,447
Sanofi SA	12,389	1,205,257
Shionogi & Co., Ltd.	2,677	136,799
Takeda Pharmaceutical Co., Ltd.	17,270	480,346
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	12,197	172,100
UCB SA	1,376	169,863
Viatris, Inc.	10,737	128,200
Zoetis, Inc.	4,109	695,284

		31,873,661

		72,323,904

Company	Shares	U.S. $ Value

Industrials – 8.3%
Aerospace & Defense – 1.3%
Airbus SE	6,452	$1,188,644
Axon Enterprise, Inc.(a)	630	197,114
BAE Systems PLC	33,002	562,533
Boeing Co. (The)(a)	5,133	990,618
Dassault Aviation SA	220	48,437
Elbit Systems Ltd.	290	60,567
General Dynamics Corp.	2,032	574,020
Howmet Aerospace, Inc.	3,501	239,573
Huntington Ingalls Industries, Inc.	354	103,180
Kongsberg Gruppen ASA	957	66,079
L3Harris Technologies, Inc.	1,696	361,418
Leonardo SpA	4,403	110,619
Lockheed Martin Corp.	1,925	875,625
Melrose Industries PLC	14,480	122,948
MTU Aero Engines AG	586	148,625
Northrop Grumman Corp.	1,262	604,069
Rheinmetall AG	474	266,588
Rolls-Royce Holdings PLC(a)	91,587	492,771
RTX Corp.	11,875	1,158,169
Saab AB - Class B	871	77,478
Safran SA	3,720	842,475
Singapore Technologies Engineering Ltd.	16,730	49,810
Textron, Inc.	1,754	168,261
Thales SA	1,029	175,424
TransDigm Group, Inc.	498	613,337

		10,098,382

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	1,044	79,490
Deutsche Post AG	10,787	464,891
DSV A/S	1,906	309,829
Expeditors International of Washington, Inc.	1,301	158,163
FedEx Corp.	2,058	596,285
NIPPON EXPRESS HOLDINGS, Inc.	767	39,152
SG Holdings Co., Ltd.	3,485	44,134
United Parcel Service, Inc. - Class B	6,473	962,082
Yamato Holdings Co., Ltd.	2,846	40,961

		2,694,987

Building Products – 0.5%
A O Smith Corp.	1,099	98,317
AGC, Inc.	2,164	78,515
Allegion PLC	786	105,882
Assa Abloy AB - Class B	10,906	312,984
Builders FirstSource, Inc.(a)	1,104	230,239
Carrier Global Corp.	7,478	434,696
Cie de Saint-Gobain SA	4,960	384,964
Daikin Industries Ltd.	2,853	389,550
Geberit AG (REG)	364	215,118
Johnson Controls International PLC	6,099	398,387
Kingspan Group PLC	1,693	154,192
Masco Corp.	1,967	155,157
Nibe Industrier AB - Class B(b)	16,488	81,078
Otis Worldwide Corp.	3,629	360,251
ROCKWOOL A/S - Class B(a)	100	32,903
TOTO Ltd.	1,526	42,781
Trane Technologies PLC	2,037	611,507

		4,086,521

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.4%
Brambles Ltd.	15,141	$159,346
Cintas Corp.	771	529,700
Copart, Inc.(a)	7,821	452,992
Dai Nippon Printing Co., Ltd.	2,206	67,560
Rentokil Initial PLC	27,447	163,186
Republic Services, Inc.	1,830	350,335
Rollins, Inc.	2,513	116,277
Secom Co., Ltd.	2,267	164,478
Securitas AB - Class B	5,350	55,153
TOPPAN Holdings, Inc.	2,542	63,720
Veralto Corp.	1,963	174,040
Waste Management, Inc.	3,280	699,132

		2,995,919

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	2,296	96,153
Bouygues SA	2,079	84,875
Eiffage SA	800	90,794
Epiroc AB - Class A	7,169	134,580
Epiroc AB - Class B	4,243	71,855
Ferrovial SE	5,642	223,377
Kajima Corp.	4,571	93,818
Obayashi Corp.	7,042	83,732
Quanta Services, Inc.	1,300	337,740
Shimizu Corp.	5,661	36,557
Skanska AB - Class B	3,701	65,910
Taisei Corp.	1,810	65,973
Vinci SA	5,449	699,262

		2,084,626

Electrical Equipment – 0.8%
ABB Ltd. (REG)	17,247	800,094
AMETEK, Inc.	2,066	377,871
Eaton Corp. PLC	3,574	1,117,518
Emerson Electric Co.	5,117	580,370
Fuji Electric Co., Ltd.	1,402	94,080
Generac Holdings, Inc.(a)	550	69,377
Hubbell, Inc.	480	199,224
Legrand SA	2,873	304,241
Mitsubishi Electric Corp.	21,026	351,953
NIDEC Corp.	4,512	187,109
Prysmian SpA	2,858	149,056
Rockwell Automation, Inc.	1,026	298,905
Schneider Electric SE	5,925	1,339,503
Siemens Energy AG(a)	5,652	103,735
Vestas Wind Systems A/S(a)	10,989	306,523

		6,279,559

Ground Transportation – 0.7%
Aurizon Holdings Ltd.	20,025	52,214
Central Japan Railway Co.	8,385	208,244
CSX Corp.	17,686	655,620
East Japan Railway Co.	9,957	191,026
Grab Holdings Ltd. - Class A(a)	20,670	64,904
Hankyu Hanshin Holdings, Inc.	2,463	70,666
JB Hunt Transport Services, Inc.	730	145,452
Keisei Electric Railway Co., Ltd.	1,537	62,502

Company	Shares	U.S. $ Value

Kintetsu Group Holdings Co., Ltd.(b)	1,954	$56,914
MTR Corp., Ltd.	17,100	56,498
Norfolk Southern Corp.	2,022	515,347
Odakyu Electric Railway Co., Ltd.	3,443	47,461
Old Dominion Freight Line, Inc.	1,602	351,335
Tobu Railway Co., Ltd.	2,094	52,360
Tokyu Corp.	5,392	65,658
Uber Technologies, Inc.(a)	18,418	1,418,002
Union Pacific Corp.	5,458	1,342,286
West Japan Railway Co.	4,874	101,575

		5,458,064

Industrial Conglomerates – 0.8%
3M Co.	4,947	524,728
CK Hutchison Holdings Ltd.	28,958	139,365
DCC PLC	1,075	78,213
General Electric Co.	9,741	1,709,838
Hikari Tsushin, Inc.	247	46,454
Hitachi Ltd.	10,115	924,313
Honeywell International, Inc.	5,900	1,210,975
Investment AB Latour - Class B(b)	1,611	42,351
Jardine Cycle & Carriage Ltd.	1,023	18,316
Jardine Matheson Holdings Ltd.	1,734	64,681
Keppel Ltd.	15,674	85,173
Lifco AB - Class B	2,536	66,226
Siemens AG (REG)	8,274	1,579,828
Smiths Group PLC	3,781	78,374

		6,568,835

Machinery – 1.6%
Alfa Laval AB	3,148	123,699
Alstom SA	3,135	47,741
Atlas Copco AB - Class A	29,230	493,652
Atlas Copco AB - Class B	16,984	250,853
Caterpillar, Inc.	4,556	1,669,455
Cummins, Inc.	1,269	373,911
Daifuku Co., Ltd.	3,264	78,236
Daimler Truck Holding AG	5,820	294,927
Deere & Co.	2,330	957,024
Dover Corp.	1,252	221,842
FANUC Corp.	10,417	290,597
Fortive Corp.	3,139	270,017
GEA Group AG	1,781	75,301
Hitachi Construction Machinery Co., Ltd.	1,183	35,693
Hoshizaki Corp.	1,229	44,842
Husqvarna AB - Class B	3,809	32,594
IDEX Corp.	677	165,202
Illinois Tool Works, Inc.	2,434	653,115
Indutrade AB(a)	2,973	80,975
Ingersoll Rand, Inc.	3,623	344,004
Knorr-Bremse AG	789	59,676
Komatsu Ltd.	10,018	296,440
Kone Oyj - Class B	3,559	165,803
Kubota Corp.	10,903	171,065
Makita Corp.	2,435	69,204
Metso Oyj	7,215	85,706
MINEBEA MITSUMI, Inc.	3,918	76,852
MISUMI Group, Inc.	3,063	42,671
Mitsubishi Heavy Industries Ltd.	34,610	313,682

Company	Shares	U.S. $ Value

Nordson Corp.	486	$133,426
PACCAR, Inc.	4,682	580,053
Parker-Hannifin Corp.	1,149	638,603
Pentair PLC	1,479	126,366
Rational AG	56	48,249
Sandvik AB	11,602	257,573
Schindler Holding AG	443	111,511
Schindler Holding AG (REG)	255	62,222
Seatrium Ltd.(a) (b)	482,453	28,196
SKF AB - Class B(b)	3,708	75,698
SMC Corp.	619	349,215
Snap-on, Inc.	472	139,816
Spirax-Sarco Engineering PLC	803	101,881
Stanley Black & Decker, Inc.	1,372	134,360
Techtronic Industries Co., Ltd.	14,862	201,943
Toyota Industries Corp.	1,574	164,689
VAT Group AG(c)	294	151,879
Volvo AB - Class A	2,178	59,975
Volvo AB - Class B(b)	16,421	445,033
Wartsila OYJ Abp	5,150	78,267
Westinghouse Air Brake Technologies Corp.	1,603	233,525
Xylem, Inc./NY	2,158	278,900

		12,186,159

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	33	42,283
AP Moller - Maersk A/S - Class B	45	58,673
Kawasaki Kisen Kaisha Ltd.(b)	4,374	58,818
Kuehne + Nagel International AG (REG)	591	164,427
Mitsui OSK Lines Ltd.(b)	3,752	114,461
Nippon Yusen KK(b)	4,949	135,870
SITC International Holdings Co., Ltd.	14,511	26,530

		601,062

Passenger Airlines – 0.1%
American Airlines Group, Inc.(a)	5,856	89,890
ANA Holdings, Inc.	1,710	35,738
Delta Air Lines, Inc.	5,731	274,343
Deutsche Lufthansa AG (REG)(a)	6,509	51,156
Japan Airlines Co., Ltd.	1,553	29,488
Qantas Airways Ltd.(a)	9,193	32,636
Singapore Airlines Ltd.	15,799	74,879
Southwest Airlines Co.	5,340	155,875
United Airlines Holdings, Inc.(a)	2,936	140,576

		884,581

Professional Services – 0.7%
Adecco Group AG (REG)	1,741	68,878
Automatic Data Processing, Inc.	3,677	918,294
Broadridge Financial Solutions, Inc.	1,054	215,922
Bureau Veritas SA	3,209	97,982
Computershare Ltd.	5,857	99,762
Dayforce, Inc.(a)	1,397	92,495
Equifax, Inc.	1,104	295,342
Experian PLC	9,998	435,642
Intertek Group PLC	1,756	110,536

Company	Shares	U.S. $ Value

Jacobs Solutions, Inc.	1,125	$172,946
Leidos Holdings, Inc.	1,231	161,372
Paychex, Inc.	2,866	351,945
Paycom Software, Inc.	430	85,574
Randstad NV	1,181	62,363
Recruit Holdings Co., Ltd.	15,690	688,897
RELX PLC (London)	20,515	884,718
Robert Half, Inc.	932	73,889
SGS SA (REG)(a)	1,631	158,342
Teleperformance SE	621	60,321
Verisk Analytics, Inc.	1,298	305,978
Wolters Kluwer NV	2,704	423,419

		5,764,617

Trading Companies & Distributors – 0.6%
AerCap Holdings NV(a)	2,179	189,377
Ashtead Group PLC	4,762	339,193
Beijer Ref AB(b)	4,187	62,168
Brenntag SE	1,444	121,702
Bunzl PLC	3,678	141,521
Fastenal Co.	5,121	395,034
ITOCHU Corp.	12,976	557,444
Marubeni Corp.	15,608	270,325
Mitsubishi Corp.	37,497	866,601
Mitsui & Co., Ltd.	14,118	660,038
MonotaRO Co., Ltd.	2,725	32,801
Reece Ltd.(b)	2,460	45,042
Rexel SA	2,454	66,289
Seven Group Holdings Ltd.(b)	1,780	47,301
Sumitomo Corp.	11,362	273,687
Toyota Tsusho Corp.	2,273	156,089
United Rentals, Inc.	601	433,387
WW Grainger, Inc.	395	401,834

		5,059,833

Transportation Infrastructure – 0.1%
Aena SME SA	816	160,714
Aeroports de Paris SA	377	51,692
Auckland International Airport Ltd.	14,448	72,077
Getlink SE	3,889	66,216
Transurban Group(b)	33,606	291,536

		642,235

		65,405,380

Consumer Discretionary – 8.1%
Automobile Components – 0.2%
Aisin Corp.	1,641	67,056
Aptiv PLC(a)	2,497	198,886
BorgWarner, Inc.	2,057	71,460
Bridgestone Corp.	6,240	276,555
Cie Generale des Etablissements Michelin SCA	7,390	283,210
Continental AG	1,197	86,405
Denso Corp.	20,588	394,295
Koito Manufacturing Co., Ltd.	2,204	29,709
Sumitomo Electric Industries Ltd.	7,726	119,717

		1,527,293

Company	Shares	U.S. $ Value

Automobiles – 1.6%
Bayerische Motoren Werke AG	3,470	$400,364
Bayerische Motoren Werke AG (Preference Shares)	641	68,781
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(c)	1,239	123,228
Ferrari NV	1,372	598,241
Ford Motor Co.	34,930	463,870
General Motors Co.	10,332	468,556
Honda Motor Co., Ltd.	50,301	622,409
Isuzu Motors Ltd.	6,386	86,322
Mazda Motor Corp.	6,229	72,192
Mercedes-Benz Group AG	8,732	695,390
Nissan Motor Co., Ltd.(b)	26,177	103,726
Porsche Automobil Holding SE (Preference Shares)	1,666	88,254
Renault SA	2,091	105,512
Stellantis NV (Milan)	24,111	684,970
Subaru Corp.	6,606	149,612
Suzuki Motor Corp.	17,156	195,875
Tesla, Inc.(a)	24,798	4,359,240
Toyota Motor Corp.	115,435	2,917,614
Volkswagen AG	321	49,035
Volkswagen AG (Preference Shares)	2,244	297,608
Volvo Car AB - Class B(a)	8,104	30,682
Yamaha Motor Co., Ltd.(b)	9,676	89,131

		12,670,612

Broadline Retail – 2.2%
Amazon.com, Inc.(a)	81,812	14,757,249
Cie Financiere Richemont SA (REG)	5,850	890,607
eBay, Inc.	4,645	245,163
Etsy, Inc.(a)	1,072	73,668
Global-e Online Ltd.(a)	1,072	38,967
Next PLC	1,318	153,632
Pan Pacific International Holdings Corp.	4,158	110,194
Prosus NV	15,918	498,239
Rakuten Group, Inc.(a)	16,353	92,821
Wesfarmers Ltd.(b)	12,349	550,455

		17,410,995

Distributors – 0.1%
D’ieteren Group	234	51,878
Genuine Parts Co.	1,255	194,437
LKQ Corp.	2,395	127,917
Pool Corp.	346	139,611

		513,843

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	2,877	33,584
Pearson PLC	6,808	89,644

		123,228

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.4%
Accor SA	2,059	$96,127
Airbnb, Inc. - Class A(a)	3,898	643,014
Amadeus IT Group SA	4,902	314,692
Aristocrat Leisure Ltd.	6,303	176,490
Booking Holdings, Inc.	312	1,131,899
Caesars Entertainment, Inc.(a)	1,931	84,462
Carnival Corp.(a)	9,017	147,338
Chipotle Mexican Grill, Inc.(a)	245	712,159
Compass Group PLC	18,598	545,528
Darden Restaurants, Inc.	1,069	178,683
Delivery Hero SE(a)	1,921	54,930
Domino’s Pizza, Inc.	312	155,027
Entain PLC	6,950	69,743
Evolution AB	1,994	247,663
Expedia Group, Inc.(a)	1,170	161,168
Flutter Entertainment PLC - Class DI(a)	1,926	383,916
Galaxy Entertainment Group Ltd.	23,738	119,333
Genting Singapore Ltd.	65,925	43,236
Hilton Worldwide Holdings, Inc.	2,257	481,441
InterContinental Hotels Group PLC	1,798	186,834
La Francaise des Jeux SAEM	1,143	46,586
Las Vegas Sands Corp.	3,305	170,868
Lottery Corp., Ltd. (The)	24,215	81,208
Marriott International, Inc./MD - Class A	2,208	557,100
McDonald’s Corp.	6,492	1,830,419
McDonald’s Holdings Co. Japan Ltd.	929	41,774
MGM Resorts International(a)	2,446	115,476
Norwegian Cruise Line Holdings Ltd.(a)	3,808	79,701
Oriental Land Co., Ltd./Japan	11,825	378,822
Royal Caribbean Cruises Ltd.(a)	2,111	293,450
Sands China Ltd.(a)	26,462	74,656
Sodexo SA	963	82,551
Starbucks Corp.	10,133	926,055
Whitbread PLC	2,029	84,828
Wynn Resorts Ltd.	853	87,202
Yum! Brands, Inc.	2,515	348,705
Zensho Holdings Co., Ltd.	1,092	45,411

		11,178,495

Household Durables – 0.4%
Barratt Developments PLC	10,603	63,640
Berkeley Group Holdings PLC	1,154	69,333
DR Horton, Inc.	2,673	439,842
Garmin Ltd.	1,370	203,952
Iida Group Holdings Co., Ltd.(b)	1,683	21,781
Lennar Corp. - Class A	2,212	380,420
Mohawk Industries, Inc.(a)	473	61,911
NVR, Inc.(a)	29	234,899
Panasonic Holdings Corp.	24,075	229,766
Persimmon PLC	3,475	57,617
PulteGroup, Inc.	1,898	228,937
SEB SA	271	34,672
Sekisui Chemical Co., Ltd.	4,127	60,380
Sekisui House Ltd.	6,470	147,371
Sharp Corp./Japan(a) (b)	2,857	15,912
Sony Group Corp.	13,697	1,174,528
Taylor Wimpey PLC	38,464	66,499

		3,491,460

Company	Shares	U.S. $ Value

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	6,558	$121,685
Hasbro, Inc.	1,167	65,959
Shimano, Inc.	853	126,895
Yamaha Corp.	1,474	31,816

		346,355

Specialty Retail – 1.3%
AutoZone, Inc.(a)	155	488,506
Avolta AG(a)	1,079	44,927
Bath & Body Works, Inc.	2,022	101,140
Best Buy Co., Inc.	1,716	140,763
CarMax, Inc.(a)	1,413	123,086
Fast Retailing Co., Ltd.	1,890	585,571
H & M Hennes & Mauritz AB - Class B(b)	7,027	114,583
Home Depot, Inc. (The)	8,908	3,417,109
Industria de Diseno Textil SA	11,870	597,729
JD Sports Fashion PLC	28,193	47,896
Kingfisher PLC	20,420	64,267
Lowe’s Cos., Inc.	5,147	1,311,095
Nitori Holdings Co., Ltd.	863	130,789
O’Reilly Automotive, Inc.(a)	529	597,178
Ross Stores, Inc.	3,013	442,188
TJX Cos., Inc. (The)	10,200	1,034,484
Tractor Supply Co.	968	253,345
Ulta Beauty, Inc.(a)	435	227,453
USS Co., Ltd.	4,404	36,409
Zalando SE(a)	2,439	69,744
ZOZO, Inc.	1,507	37,403

		9,865,665

Textiles, Apparel & Luxury Goods – 0.9%
adidas AG	1,763	393,905
Burberry Group PLC	3,901	59,671
Deckers Outdoor Corp.(a)	230	216,490
Hermes International SCA	345	881,744
Kering SA	810	320,827
Lululemon Athletica, Inc.(a)	1,028	401,588
LVMH Moet Hennessy Louis Vuitton SE	3,006	2,704,787
Moncler SpA	2,241	167,225
NIKE, Inc. - Class B	10,894	1,023,818
Pandora A/S	920	148,494
Puma SE	1,149	51,999
Ralph Lauren Corp.	349	65,528
Swatch Group AG (The) (BR)	315	73,484
Swatch Group AG (The) (REG)	572	25,937
Tapestry, Inc.	2,053	97,476
VF Corp.	2,958	45,376

		6,678,349

		63,806,295

Company	Shares	U.S. $ Value

Communication Services – 5.4%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	63,992	$1,126,259
BT Group PLC	70,345	97,355
Cellnex Telecom SA(a)	4,997	176,767
Charter Communications, Inc. - Class A(a)	884	256,917
Comcast Corp. - Class A	35,464	1,537,364
Deutsche Telekom AG (REG)	35,271	856,185
Elisa Oyj	1,547	68,970
HKT Trust & HKT Ltd. - Class SS	41,163	48,029
Infrastrutture Wireless Italiane SpA	3,656	41,488
Koninklijke KPN NV	36,503	136,536
Nippon Telegraph & Telephone Corp.	325,169	387,310
Orange SA	20,261	238,270
Singapore Telecommunications Ltd.	89,808	168,778
Spark New Zealand Ltd.	19,736	56,185
Swisscom AG (REG)(a)	282	172,600
Telecom Italia SpA/Milano(a)	108,398	26,324
Telefonica SA	53,188	234,891
Telenor ASA	6,851	76,199
Telia Co. AB	25,666	65,781
Telstra Group Ltd.	43,996	110,669
Verizon Communications, Inc.	37,628	1,578,871
Washington H Soul Pattinson & Co., Ltd.(b)	2,553	55,892

		7,517,640

Entertainment – 0.8%
Bollore SE	7,750	51,779
Capcom Co., Ltd.	3,808	71,339
Electronic Arts, Inc.	2,177	288,823
Konami Group Corp.	1,137	77,451
Live Nation Entertainment, Inc.(a)	1,270	134,328
Netflix, Inc.(a)	3,873	2,352,189
Nexon Co., Ltd.	3,745	62,248
Nintendo Co., Ltd.	11,313	617,289
Sea Ltd. (ADR)(a)	4,013	215,538
Square Enix Holdings Co., Ltd.	966	37,255
Take-Two Interactive Software, Inc.(a)	1,419	210,707
Toho Co., Ltd./Tokyo	1,253	41,606
Universal Music Group NV	8,920	268,049
Walt Disney Co. (The)	16,417	2,008,784
Warner Bros Discovery, Inc.(a)	19,861	173,387

		6,610,772

Interactive Media & Services – 3.1%
Adevinta ASA(a)	3,804	39,874
Alphabet, Inc. - Class A(a)	52,743	7,960,501
Alphabet, Inc. - Class C(a)	44,158	6,723,497
Auto Trader Group PLC	9,872	87,179
CAR Group Ltd.	3,897	91,602
LY Corp.	29,110	73,735
Match Group, Inc.(a)	2,433	88,269
Meta Platforms, Inc. - Class A	19,691	9,561,556
REA Group Ltd.(b)	575	69,476
Scout24 SE	816	61,476
SEEK Ltd.(b)	3,875	63,188

		24,820,353

Company	Shares	U.S. $ Value

Media – 0.2%
Dentsu Group, Inc.	2,179	$60,504
Fox Corp. - Class A	2,142	66,980
Fox Corp. - Class B	1,181	33,800
Informa PLC	14,951	156,866
Interpublic Group of Cos., Inc. (The)	3,428	111,856
News Corp. - Class A	3,401	89,038
News Corp. - Class B	1,026	27,763
Omnicom Group, Inc.	1,772	171,459
Paramount Global - Class B	4,318	50,823
Publicis Groupe SA	2,490	271,461
Vivendi SE	7,283	79,369
WPP PLC	11,693	110,816

		1,230,735

Wireless Telecommunication Services – 0.3%
KDDI Corp.	16,258	480,696
SoftBank Corp.	31,268	402,574
SoftBank Group Corp.	11,212	665,829
T-Mobile US, Inc.	4,674	762,890
Tele2 AB - Class B	5,834	47,906
Vodafone Group PLC	250,456	222,135

		2,582,030

		42,761,530

Consumer Staples – 5.0%
Beverages – 1.1%
Anheuser-Busch InBev SA/NV	9,453	575,442
Asahi Group Holdings Ltd.	5,225	191,861
Brown-Forman Corp. - Class B	1,618	83,521
Carlsberg AS - Class B	1,071	146,668
Coca-Cola Co. (The)	34,825	2,130,593
Coca-Cola Europacific Partners PLC	2,247	157,178
Coca-Cola HBC AG	2,395	75,683
Constellation Brands, Inc. - Class A	1,440	391,334
Davide Campari-Milano NV	6,698	67,315
Diageo PLC	24,325	900,079
Heineken Holding NV	1,410	113,792
Heineken NV	3,134	302,141
Keurig Dr Pepper, Inc.	9,321	285,875
Kirin Holdings Co., Ltd.	8,414	117,008
Molson Coors Beverage Co. - Class B	1,657	111,433
Monster Beverage Corp.(a)	6,611	391,900
PepsiCo, Inc.	12,301	2,152,798
Pernod Ricard SA	2,225	360,192
Remy Cointreau SA	251	25,345
Suntory Beverage & Food Ltd.	1,532	51,820
Treasury Wine Estates Ltd.(b)	8,828	71,609

		8,703,587

Consumer Staples Distribution & Retail – 1.2%
Aeon Co., Ltd.	7,071	167,737
Carrefour SA	6,169	105,825
Coles Group Ltd.	14,563	160,764
Costco Wholesale Corp.	3,971	2,909,274
Dollar General Corp.	1,964	306,502
Dollar Tree, Inc.(a)	1,852	246,594

Company	Shares	U.S. $ Value

Endeavour Group Ltd./Australia(b)	15,587	$55,964
J Sainsbury PLC	18,036	61,583
Jeronimo Martins SGPS SA	3,081	61,128
Kesko Oyj - Class B	2,971	55,540
Kobe Bussan Co., Ltd.	1,597	39,132
Koninklijke Ahold Delhaize NV	10,363	310,079
Kroger Co. (The)	5,924	338,438
MatsukiyoCocokara & Co.	3,745	60,133
Ocado Group PLC(a) (b)	6,310	36,187
Seven & i Holdings Co., Ltd.	24,588	358,392
Sysco Corp.	4,456	361,738
Target Corp.	4,132	732,232
Tesco PLC	76,774	287,555
Walgreens Boots Alliance, Inc.	6,406	138,946
Walmart, Inc.	38,312	2,305,233
Woolworths Group Ltd.(b)	13,292	287,320

		9,386,296

Food Products – 1.0%
Ajinomoto Co., Inc.	5,141	191,983
Archer-Daniels-Midland Co.	4,774	299,855
Associated British Foods PLC	3,710	117,054
Barry Callebaut AG (REG)	39	56,651
Bunge Global SA	1,300	133,276
Campbell Soup Co.	1,761	78,276
Chocoladefabriken Lindt & Spruengli AG	10	119,688
Chocoladefabriken Lindt & Spruengli AG (REG)	1	120,639
Conagra Brands, Inc.	4,278	126,800
Danone SA	7,007	452,966
General Mills, Inc.	5,083	355,658
Hershey Co. (The)	1,341	260,824
Hormel Foods Corp.	2,594	90,505
J M Smucker Co. (The)	950	119,577
JDE Peet’s NV(b)	1,061	22,275
Kellanova	2,360	135,204
Kerry Group PLC - Class A	1,718	147,209
Kikkoman Corp.	7,580	97,286
Kraft Heinz Co. (The)	7,135	263,281
Lamb Weston Holdings, Inc.	1,292	137,637
Lotus Bakeries NV(b)	4	38,623
McCormick & Co., Inc./MD	2,250	172,822
MEIJI Holdings Co., Ltd.	2,506	54,713
Mondelez International, Inc. - Class A	12,051	843,570
Mowi ASA	5,063	93,001
Nestle SA (REG)	29,071	3,088,793
Nissin Foods Holdings Co., Ltd.	2,220	61,201
Orkla ASA	7,626	53,860
Salmar ASA	718	47,387
Tyson Foods, Inc. - Class A	2,563	150,525
WH Group Ltd.	90,524	59,753
Wilmar International Ltd.	21,354	54,242
Yakult Honsha Co., Ltd.	2,762	56,451

		8,101,585

Household Products – 0.8%
Church & Dwight Co., Inc.	2,205	230,004
Clorox Co. (The)	1,111	170,105
Colgate-Palmolive Co.	7,369	663,579

Company	Shares	U.S. $ Value

Essity AB - Class B(b)	6,630	$157,490
Henkel AG & Co. KGaA	1,131	81,492
Henkel AG & Co. KGaA (Preference Shares)	1,841	147,972
Kimberly-Clark Corp.	3,015	389,990
Procter & Gamble Co. (The)	21,060	3,416,985
Reckitt Benckiser Group PLC	7,768	442,815
Unicharm Corp.	4,352	138,551

		5,838,983

Personal Care Products – 0.5%
Beiersdorf AG	1,097	159,720
Estee Lauder Cos., Inc. (The) - Class A	2,085	321,403
Haleon PLC	65,313	273,712
Kao Corp.	5,034	188,112
Kenvue, Inc.	15,425	331,020
L’Oreal SA	2,620	1,240,757
Shiseido Co., Ltd.	4,366	119,805
Unilever PLC (London)	27,223	1,366,644

		4,001,173

Tobacco – 0.4%
Altria Group, Inc.	15,783	688,455
British American Tobacco PLC	21,903	664,780
Imperial Brands PLC	9,104	203,516
Japan Tobacco, Inc.	13,093	349,084
Philip Morris International, Inc.	13,895	1,273,060

		3,178,895

		39,210,519

Energy – 2.9%
Energy Equipment & Services – 0.2%
Baker Hughes Co.	8,958	300,093
Halliburton Co.	7,966	314,019
Schlumberger NV	12,775	700,198
Tenaris SA	5,137	101,565

		1,415,875

Oil, Gas & Consumable Fuels – 2.7%
Aker BP ASA	3,438	86,230
Ampol Ltd.	2,472	64,124
APA Corp.	2,712	93,239
BP PLC	186,293	1,168,695
Chevron Corp.	15,523	2,448,598
ConocoPhillips	10,544	1,342,040
Coterra Energy, Inc.	6,732	187,688
Devon Energy Corp.	5,734	287,732
Diamondback Energy, Inc.	1,602	317,468
ENEOS Holdings, Inc.	31,363	151,102
Eni SpA	23,877	378,069
EOG Resources, Inc.	5,219	667,197
EQT Corp.	3,681	136,455
Equinor ASA	9,803	262,862
Exxon Mobil Corp.	35,541	4,131,286
Galp Energia SGPS SA	5,056	83,588
Hess Corp.	2,464	376,105
Idemitsu Kosan Co., Ltd.	10,500	71,989
Inpex Corp.	10,562	160,555
Kinder Morgan, Inc.	17,308	317,429

Company	Shares	U.S. $ Value

Marathon Oil Corp.	5,238	$148,445
Marathon Petroleum Corp.	3,294	663,741
Neste Oyj	4,603	124,811
Occidental Petroleum Corp.	5,891	382,856
OMV AG	1,602	75,875
ONEOK, Inc.	5,214	418,006
Phillips 66	3,848	628,532
Pioneer Natural Resources Co.	2,091	548,888
Repsol SA	13,205	220,407
Santos Ltd.	35,340	178,923
Shell PLC	70,796	2,348,974
Targa Resources Corp.	1,996	223,532
TotalEnergies SE	23,637	1,625,975
Valero Energy Corp.	3,047	520,093
Williams Cos., Inc. (The)	10,888	424,305
Woodside Energy Group Ltd.	20,661	411,823

		21,677,637

		23,093,512

Materials – 2.9%
Chemicals – 1.5%
Air Liquide SA	5,709	1,187,749
Air Products and Chemicals, Inc.	1,990	482,117
Akzo Nobel NV	1,856	138,676
Albemarle Corp.(b)	1,050	138,327
Arkema SA	653	68,748
Asahi Kasei Corp.	13,625	99,916
BASF SE	9,713	555,039
Celanese Corp.	896	153,987
CF Industries Holdings, Inc.	1,710	142,289
Clariant AG (REG)(a)	2,347	31,755
Corteva, Inc.	6,281	362,225
Covestro AG(a)	2,056	112,463
Croda International PLC	1,443	89,286
Dow, Inc.	6,286	364,148
DSM-Firmenich AG	2,024	230,194
DuPont de Nemours, Inc.	3,849	295,103
Eastman Chemical Co.	1,050	105,231
Ecolab, Inc.	2,266	523,219
EMS-Chemie Holding AG (REG)	76	58,248
Evonik Industries AG	2,535	50,143
FMC Corp.	1,117	71,153
Givaudan SA (REG)	100	445,174
ICL Group Ltd.	8,417	44,609
IMCD NV(b)	620	109,126
International Flavors & Fragrances, Inc.	2,285	196,487
JSR Corp.(a)	1,939	55,499
Linde PLC	4,340	2,015,149
LyondellBasell Industries NV - Class A	2,291	234,323
Mitsubishi Chemical Group Corp.	13,904	84,735
Mitsui Chemicals, Inc.	1,855	54,418
Mosaic Co. (The)	2,925	94,945
Nippon Paint Holdings Co., Ltd.	10,325	74,311
Nippon Sanso Holdings Corp.	1,892	59,363
Nissan Chemical Corp.	1,330	50,375
Nitto Denko Corp.	1,582	144,661
Novonesis (Novozymes) B - Class B	4,060	238,815
OCI NV	1,148	31,465

Company	Shares	U.S. $ Value

Orica Ltd.(b)	4,655	$55,368
PPG Industries, Inc.	2,110	305,739
Sherwin-Williams Co. (The)	2,108	732,172
Shin-Etsu Chemical Co., Ltd.	19,641	861,492
Sika AG (REG)	1,659	493,636
Syensqo SA(a)	806	76,373
Symrise AG	1,445	172,982
Toray Industries, Inc.	15,051	72,273
Umicore SA	2,279	49,134
Yara International ASA	1,801	57,108

		12,069,748

Construction Materials – 0.3%
CRH PLC (London)	7,550	651,640
Heidelberg Materials AG	1,418	156,095
Holcim AG	5,672	513,865
James Hardie Industries PLC (CDI)(a)	4,789	192,486
Martin Marietta Materials, Inc.	553	339,509
Vulcan Materials Co.	1,189	324,502

		2,178,097

Containers & Packaging – 0.1%
Amcor PLC	12,936	123,021
Avery Dennison Corp.	721	160,963
Ball Corp.	2,822	190,090
International Paper Co.	3,097	120,845
Packaging Corp. of America	796	151,065
SIG Group AG	3,327	73,774
Smurfit Kappa Group PLC	2,832	129,127
Westrock Co.	2,300	113,735

		1,062,620

Metals & Mining – 0.9%
Anglo American PLC	13,827	340,736
Antofagasta PLC	4,290	110,193
ArcelorMittal SA	5,568	153,048
BHP Group Ltd.	55,185	1,595,616
BlueScope Steel Ltd.	4,851	75,448
Boliden AB	2,976	82,636
Endeavour Mining PLC	1,998	40,544
Fortescue Ltd.	18,427	308,376
Freeport-McMoRan, Inc.	12,834	603,455
Glencore PLC	112,854	619,293
JFE Holdings, Inc.	6,304	104,480
Mineral Resources Ltd.(b)	1,905	87,893
Newmont Corp. (New York)	10,315	369,690
Nippon Steel Corp.	9,329	224,498
Norsk Hydro ASA	14,434	79,320
Northern Star Resources Ltd.	12,502	117,963
Nucor Corp.	2,200	435,380
Pilbara Minerals Ltd.(b)	31,104	77,618
Rio Tinto Ltd.(b)	4,039	320,557
Rio Tinto PLC	12,255	774,821
South32 Ltd.(b)	49,276	96,154
Steel Dynamics, Inc.	1,361	201,741
Sumitomo Metal Mining Co., Ltd.	2,644	78,951
voestalpine AG	1,263	35,431

		6,933,842

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.1%
Holmen AB - Class B(a)	829	$33,724
Mondi PLC	4,802	84,579
Stora Enso Oyj - Class R	6,329	88,011
Svenska Cellulosa AB SCA - Class B(b)	6,593	101,361
UPM-Kymmene Oyj	5,808	193,503

		501,178

		22,745,485

Utilities – 1.8%
Electric Utilities – 1.1%
Acciona SA(b)	269	32,738
Alliant Energy Corp.	2,284	115,114
American Electric Power Co., Inc.	4,707	405,273
BKW AG	230	35,343
Chubu Electric Power Co., Inc.	6,977	91,232
CK Infrastructure Holdings Ltd.	6,927	40,571
CLP Holdings Ltd.	17,845	142,336
Constellation Energy Corp.	2,858	528,301
Duke Energy Corp.	6,900	667,299
Edison International	3,433	242,816
EDP - Energias de Portugal SA	34,139	133,198
Elia Group SA/NV(b)	320	34,542
Endesa SA	3,455	64,061
Enel SpA	88,511	584,305
Entergy Corp.	1,893	200,052
Evergy, Inc.	2,056	109,749
Eversource Energy	3,126	186,841
Exelon Corp.	8,909	334,711
FirstEnergy Corp.	4,622	178,502
Fortum Oyj(b)	4,881	60,262
Iberdrola SA	66,780	829,431
Kansai Electric Power Co., Inc. (The)	7,614	108,643
Mercury NZ Ltd.	7,568	31,334
NextEra Energy, Inc.	18,363	1,173,579
NRG Energy, Inc.	2,021	136,802
Origin Energy Ltd.	18,742	112,428
Orsted AS(a)	2,058	114,999
PG&E Corp.	19,095	320,032
Pinnacle West Capital Corp.	1,015	75,851
Power Assets Holdings Ltd.	14,977	87,744
PPL Corp.	6,597	181,615
Redeia Corp. SA	4,415	75,413
Southern Co. (The)	9,761	700,254
SSE PLC	11,892	247,924
Terna - Rete Elettrica Nazionale(b)	15,306	126,515
Tokyo Electric Power Co. Holdings, Inc.(a)	16,581	100,781
Verbund AG	741	54,137
Xcel Energy, Inc.	4,939	265,471

		8,930,199

Company	Shares	U.S. $ Value

Gas Utilities – 0.1%
APA Group	13,958	$76,504
Atmos Energy Corp.	1,350	160,474
Enagas SA	2,708	40,230
Hong Kong & China Gas Co., Ltd.	122,302	92,701
Osaka Gas Co., Ltd.	4,043	90,951
Snam SpA(b)	21,938	103,585
Tokyo Gas Co., Ltd.	3,985	90,590

		655,035

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	5,993	107,454
EDP Renovaveis SA	3,342	45,258
Meridian Energy Ltd.	14,070	49,680
RWE AG	6,880	233,832

		436,224

Multi-Utilities – 0.4%
Ameren Corp.	2,353	174,028
CenterPoint Energy, Inc.	5,649	160,940
Centrica PLC	58,724	94,666
CMS Energy Corp.	2,635	158,996
Consolidated Edison, Inc.	3,090	280,603
Dominion Energy, Inc.	7,489	368,384
DTE Energy Co.	1,848	207,235
E.ON SE	24,430	340,112
Engie SA	19,874	333,035
National Grid PLC	40,478	545,400
NiSource, Inc.	3,700	102,342
Public Service Enterprise Group, Inc.	4,460	297,839
Sembcorp Industries Ltd.	9,500	37,978
Sempra	5,632	404,547
Veolia Environnement SA	7,499	243,956
WEC Energy Group, Inc.	2,823	231,825

		3,981,886

Water Utilities – 0.1%
American Water Works Co., Inc.	1,743	213,012
Severn Trent PLC	2,929	91,394
United Utilities Group PLC	7,418	96,387

		400,793

		14,404,137

Real Estate – 1.7%
Diversified REITs – 0.1%
Covivio SA/France	549	28,298
GPT Group (The)(b)	20,839	62,017
KDX Realty Investment Corp.	45	47,830
Land Securities Group PLC	7,698	63,939
Mirvac Group(b)	42,927	65,979
Nomura Real Estate Master Fund, Inc.	46	45,487
Stockland	25,970	82,062

		395,612

Health Care REITs – 0.1%
Healthpeak Properties, Inc.	6,336	118,800
Ventas, Inc.	3,601	156,787
Welltower, Inc.	4,954	462,902

		738,489

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	6,314	$130,573

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	40,812	83,717
GLP J-Reit	51	42,738
Goodman Group	18,599	409,686
Mapletree Logistics Trust	38,327	41,439
Nippon Prologis REIT, Inc.(b)	25	44,535
Prologis, Inc.	8,270	1,076,919
Segro PLC	12,687	144,651
Warehouses De Pauw CVA	1,910	54,463

		1,898,148

Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	1,409	181,634
Boston Properties, Inc.	1,292	84,381
Dexus(b)	11,701	60,290
Gecina SA	500	51,072
Japan Real Estate Investment Corp.(b)	14	49,908
Nippon Building Fund, Inc.	17	68,002

		495,287

Real Estate Management & Development – 0.4%
Azrieli Group Ltd.	462	33,336
CapitaLand Investment Ltd./Singapore	27,947	55,457
CBRE Group, Inc. - Class A(a)	2,662	258,853
City Developments Ltd.(b)	5,193	22,495
CK Asset Holdings Ltd.	21,190	87,317
CoStar Group, Inc.(a)	3,655	353,073
Daito Trust Construction Co., Ltd.	605	69,020
Daiwa House Industry Co., Ltd.	6,491	193,207
ESR Group Ltd.(c)	18,558	19,883
Fastighets AB Balder - Class B(a)	7,093	52,101
Hang Lung Properties Ltd.	19,199	19,743
Henderson Land Development Co., Ltd.	15,633	44,642
Hongkong Land Holdings Ltd.	11,998	36,840
Hulic Co., Ltd.	4,168	42,807
LEG Immobilien SE(a)	806	69,228
Mitsubishi Estate Co., Ltd.	12,236	223,258
Mitsui Fudosan Co., Ltd.	29,130	314,064
Nomura Real Estate Holdings, Inc.	1,195	33,760
Sagax AB - Class B	2,219	58,538
Sino Land Co., Ltd.	40,832	42,450
Sumitomo Realty & Development Co., Ltd.	3,117	116,138
Sun Hung Kai Properties Ltd.	15,591	150,604
Swire Pacific Ltd. - Class A	4,608	37,935
Swire Properties Ltd.	12,788	26,899
Swiss Prime Site AG (REG)	835	78,763
Unibail - Rodamco-Westfield(a)	1,286	103,454
Vonovia SE	7,978	235,764
Wharf Holdings Ltd. (The)(b)	11,500	37,805
Wharf Real Estate Investment Co., Ltd.	17,824	58,033

		2,875,467

Company	Shares	U.S. $ Value

Residential REITs – 0.1%
AvalonBay Communities, Inc.	1,270	$235,661
Camden Property Trust	956	94,071
Equity Residential	3,089	194,947
Essex Property Trust, Inc.	575	140,766
Invitation Homes, Inc.	5,148	183,320
Mid-America Apartment Communities, Inc.	1,045	137,501
UDR, Inc.	2,708	101,306

		1,087,572

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust	57,735	84,655
Federal Realty Investment Trust	657	67,093
Japan Metropolitan Fund Invest	76	47,355
Kimco Realty Corp.	5,962	116,915
Klepierre SA	2,341	60,598
Link REIT	28,042	120,760
Mapletree Pan Asia Commercial Trust	25,757	24,413
Realty Income Corp.	7,443	402,666
Regency Centers Corp.	1,470	89,023
Scentre Group	56,466	124,707
Simon Property Group, Inc.	2,917	456,481
Vicinity Ltd.(b)	42,095	58,429

		1,653,095

Specialized REITs – 0.5%
American Tower Corp.	4,172	824,346
Crown Castle, Inc.	3,882	410,832
Digital Realty Trust, Inc.	2,711	390,492
Equinix, Inc.	840	693,277
Extra Space Storage, Inc.	1,891	277,977
Iron Mountain, Inc.	2,613	209,589
Public Storage	1,416	410,725
SBA Communications Corp.	966	209,332
VICI Properties, Inc.	9,259	275,826
Weyerhaeuser Co.	6,531	234,528

		3,936,924

		13,211,167

Total Common Stocks (cost $495,468,003)		578,351,276

INVESTMENT COMPANIES – 0.2%
Funds and Investment Trusts – 0.2%
iShares MSCI Emerging Markets ex China ETF(b) (d) (cost $1,974,533)	34,670	1,995,952

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 0.0%
Options on Indices – 0.0%
Euro STOXX 50 Index Expiration: Apr 2024; Contracts: 452; Exercise Price: EUR 4,900.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	22,148,000	$56,323
FTSE 100 Index Expiration: Apr 2024; Contracts: 101; Exercise Price: GBP 7,550.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	7,625,500	6,055
Nikkei 225 Index Expiration: Apr 2024; Contracts: 69; Exercise Price: JPY 38,250.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	2,639,250,000	46,720
S&P 500 Index Expiration: Apr 2024; Contracts: 246; Exercise Price: USD 5,010.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	123,246,000	167,280

Total Purchased Options - Puts (premiums paid $1,246,527)			276,378

	Shares

SHORT-TERM INVESTMENTS – 22.2%

Investment Companies – 22.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $175,321,071)		175,321,071	175,321,071

Total Investments Before Security Lending Collateral for Securities Loaned – 95.7% (cost $674,010,134)			755,944,677

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $2,096,197)		2,096,197	2,096,197

Total Investments – 96.0% (cost $676,106,331)(g)			758,040,874	(h)
Other assets less liabilities – 4.0%			31,464,785

Net Assets – 100.0%			$789,505,659

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	92	June 2024	$8,173,401	$54,170
Euro-BTP Futures	128	June 2024	16,434,423	244,279
Euro-Bund Futures	38	June 2024	5,468,086	(51)
Euro-OAT Futures	156	June 2024	21,571,086	(72,580)
Long Gilt Futures	176	June 2024	22,200,508	561,781
MSCI EAFE Futures	5	June 2024	589,275	3,651
MSCI Emerging Markets Futures	119	June 2024	6,241,550	19,924
S&P 500 E-Mini Futures	3	June 2024	796,275	16,944
S&P Mid 400 E-Mini Futures	5	June 2024	1,538,700	36,904
S&P/TSX 60 Index Futures	65	June 2024	12,873,796	175,331
TOPIX Index Futures	6	June 2024	1,097,899	34,534
U.S. T-Note 5 Yr (CBT) Futures	391	June 2024	41,843,109	39,133
U.S. T-Note 10 Yr (CBT) Futures	706	June 2024	78,222,594	429,033
U.S. Ultra Bond (CBT) Futures	99	June 2024	12,771,000	183,631
Sold Contracts
Euro STOXX 50 Index Futures	111	June 2024	6,041,506	(21,775)
FTSE 100 Index Futures	111	June 2024	11,191,078	(114,790)
Hang Seng Index Futures	9	April 2024	952,676	13,510
MSCI Singapore IX ETS Futures	22	April 2024	476,090	(1,340)
Nikkei 225 (CME) Futures	45	June 2024	9,090,000	(145,974)
OMXS 30 Index Futures	91	April 2024	2,146,202	(49,019)
S&P 500 E-Mini Futures	78	June 2024	20,703,150	(139,109)
SPI 200 Futures	54	June 2024	6,994,714	(203,036)

				$1,065,151

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	AUD	1,192	USD	774	04/18/2024	$(2,932)
Barclays Bank PLC	GBP	1,845	USD	2,317	04/19/2024	(12,031)
BNP Paribas SA	GBP	13,586	USD	17,224	04/19/2024	75,329
Citibank, NA	CAD	7,592	USD	5,643	06/13/2024	32,334
Deutsche Bank AG	AUD	1,327	USD	866	04/18/2024	1,217
Deutsche Bank AG	SEK	39,686	USD	3,772	04/30/2024	60,147
Deutsche Bank AG	EUR	44,786	USD	49,109	06/12/2024	655,790
HSBC Bank USA	AUD	12,951	USD	8,533	04/18/2024	89,882
Morgan Stanley Capital Services, Inc.	SEK	8,143	USD	786	04/30/2024	24,776
Morgan Stanley Capital Services, Inc.	CHF	1,640	USD	1,818	05/08/2024	(7,273)
Morgan Stanley Capital Services, Inc.	JPY	3,948,673	USD	26,736	05/16/2024	473,845
Morgan Stanley Capital Services, Inc.	CNH	54,375	USD	7,578	05/23/2024	75,793
NatWest Markets PLC	CHF	11,766	USD	13,400	05/08/2024	302,748
State Street Bank & Trust Co.	NOK	3,521	USD	333	04/30/2024	8,478
State Street Bank & Trust Co.	NZD	636	USD	388	05/23/2024	8,170

						$1,786,273

PUT WRITTEN OPTIONS

Description	Counterparty	Contracts	Exercise Price		Expiration Month		Notional (000)	Premiums Received	U.S. $ Value
Euro STOXX 50 Index(i)	Morgan Stanley & Co., Inc.	452	EUR	4,675.00	April 2024	EUR	21,131	$50,471	$(20,725)
FTSE 100 Index(i)	Morgan Stanley & Co., Inc.	101	GBP	7,200.00	April 2024	GBP	7,272	10,024	(3,505)
Nikkei 225 Index(j)	Morgan Stanley & Co., Inc.	69	JPY	36,375.00	April 2024	JPY	2,509,875	74,866	(11,623)
S&P 500 Index(k)	Morgan Stanley & Co., Inc.	246	USD	4,780.00	April 2024	USD	117,588	252,881	(69,495)

								$388,242	$(105,348)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $294,990 or 0.0% of net assets.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $131,000,680 and gross unrealized depreciation of investments was $(45,931,819), resulting in net unrealized appreciation of $85,068,861.

(h)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

(i)	One contract relates to 10 shares.
(j)	One contract relates to 1000 shares.
(k)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Trésor
OMXS – Stockholm Stock Exchange
REG – Registered Shares
REIT – Real Estate Investment Trust
SPI – Share Price Index
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

53.2%	United States
5.7%	Japan
3.0%	United Kingdom
2.7%	France
2.2%	Switzerland
2.1%	Germany
1.8%	Australia
1.2%	Netherlands
0.9%	Denmark
0.8%	Sweden
0.6%	Spain
0.6%	Italy
0.4%	Hong Kong
1.6%	Other
23.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore, South Africa and South Korea.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$117,056,078	$16,971,491	$—	$134,027,569
Financials	51,907,698	35,454,080	—	87,361,778
Health Care	49,285,270	23,038,634	—	72,323,904
Industrials	35,063,577	30,341,803	—	65,405,380
Consumer Discretionary	40,845,734	22,960,561	—	63,806,295
Communication Services	35,730,181	7,031,349	—	42,761,530
Consumer Staples	23,756,898	15,453,621	—	39,210,519
Energy	15,577,945	7,515,567	—	23,093,512
Materials	9,435,189	13,310,296	—	22,745,485
Utilities	8,770,955	5,633,182	—	14,404,137
Real Estate	8,980,596	4,230,571	—	13,211,167
Investment Companies	1,995,952	—	—	1,995,952
Purchased Options - Puts	—	276,378	—	276,378
Short-Term Investments	175,321,071	—	—	175,321,071
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,096,197	—	—	2,096,197

Total Investments in Securities	575,823,341	182,217,533	—	758,040,874
Other Financial Instruments(a):
Assets:
Futures	1,812,825	—	—	1,812,825
Forward Currency Exchange Contracts	—	1,808,509	—	1,808,509
Liabilities:
Futures	(747,674)	—	—	(747,674)
Forward Currency Exchange Contracts	—	(22,236)	—	(22,236)
Put Written Options	—	(105,348)	—	(105,348)

Total	$576,888,492	$183,898,458	$—	$760,786,950

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$139,612	$85,506	$49,797	$175,321	$2,111
Government Money Market Portfolio*	1,939	4,828	4,671	2,096	31
Total	$141,551	$90,334	$54,468	$177,417	$2,142

*	Investments of cash collateral for securities lending transactions.